Revenue Recognition	9 Months Ended
Sep. 30, 2026
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Note 4: Revenue Recognition
Disaggregated Revenues
The Company’s primary business involves the ownership of utilities that provide water and wastewater services to residential, commercial, industrial, public authority, fire service and sale for resale customers, collectively presented as the “Regulated Businesses.” The Company also operates other businesses that provide water and wastewater services to the U.S. government on military installations, as well as municipalities, collectively presented throughout this Form 10-Q within “Other.”
Presented in the table below are operating revenues disaggregated for the three months ended September 30, 2026:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$762	$—	$762
Commercial	297	—	297
Fire service	49	—	49
Industrial	60	—	60
Public and other	95		95

Total water services	1,263	—	1,263
Wastewater services:
Residential	81	—	81
Commercial	26	—	26
Industrial	3	—	3
Public and other	10		10

Total wastewater services	120	—	120
Miscellaneous utility charges	12	—	12
Alternative revenue programs	—	7	7
Lease contract revenue	—	1	1

Total Regulated Businesses	1,395	8	1,403

Other	107	—	107

Total operating revenues	$1,502	$8	$1,510

(a)
Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of Accounting Standards Codification Topic 606, Revenue From Contracts With Customers (“ASC 606”), and accounted for under other existing GAAP.

Presented in the table below are operating revenues disaggregated for the three months ended September 30, 2025:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$739	$—	$739
Commercial	287	—	287
Fire service	46	—	46
Industrial	55	—	55
Public and other	93	—	93

Total water services	1,220	—	1,220
Wastewater services:
Residential	75	—	75
Commercial	25	—	25
Industrial	7	—	7
Public and other	6	—	6

Total wastewater services	113	—	113
Miscellaneous utility charges	13	—	13
Alternative revenue programs	—	(4)	(4)
Lease contract revenue	—	1	1

Total Regulated Businesses	1,346	(3)	1,343

Other	108	—	108

Total operating revenues	$1,454	$(3)	$1,451

(a)	Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.

Presented in the table below are operating revenues disaggregated for the nine months ended September 30, 2026:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$2,044	$—	$2,044
Commercial	785	—	785
Fire service	146	—	146
Industrial	164	—	164
Public and other	250	—	250

Total water services	3,389	—	3,389
Wastewater services:
Residential	229	—	229
Commercial	73	—	73
Industrial	8	—	8
Public and other	30	—	30

Total wastewater services	340	—	340
Miscellaneous utility charges	36	—	36
Alternative revenue programs	—	13	13
Lease contract revenue	—	4	4

Total Regulated Businesses	3,765	17	3,782

Other	290	—	290

Total operating revenues	$4,055	$17	$4,072

(a)	Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.

Presented in the table below are operating revenues disaggregated for the nine months ended September 30, 2025:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$1,936	$—	$1,936
Commercial	742	—	742
Fire service	139	—	139
Industrial	146	—	146
Public and other	238	—	238

Total water services	3,201	—	3,201
Wastewater services:
Residential	214	—	214
Commercial	64	—	64
Industrial	17	—	17
Public and other	21	—	21

Total wastewater services	316	—	316
Miscellaneous utility charges	38	—	38
Alternative revenue programs	—	11	11
Lease contract revenue	—	4	4

Total Regulated Businesses	3,555	15	3,570

Other	300	(1)	299

Total operating revenues	$3,855	$14	$3,869

(a)	Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.
Contract Balances
Contract assets and contract liabilities are the result of timing differences between revenue recognition, billings, and cash collections. In the Company’s Military Services Group (“MSG”), certain contracts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals or upon achievement of contractual milestones. Contract assets are recorded when billing occurs subsequent to revenue recognition and are reclassified to accounts receivable when billed and the right to consideration becomes unconditional. Contract liabilities are recorded when the Company receives advances from customers prior to satisfying contractual performance obligations, particularly for construction contracts, and are recognized as revenue when the associated performance obligations are satisfied. MSG contract assets and contract liabilities can fluctuate because of differences in the timing and size of projects under the contracts, the timing of expected billings or the timing of cash payments received from the U.S. government.
Contract assets of $52 million and $171 million are included in Unbilled revenues on the Consolidated Balance Sheets as of September 30, 2026, and December 31, 2025, respectively. Also, contract assets of $103 million and $5 million are included in other long-term assets on the Consolidated Balance Sheets as of September 30, 2026, and December 31, 2025, respectively. Contract liabilities of $12 million and $19 million are included in other current liabilities on the Consolidated Balance Sheets as of September 30, 2026, and December 31, 2025, respectively. Also, contract liabilities of $34 million and $19 million are included in other long-term liabilities on the Consolidated Balance Sheets as of September 30, 2026, and December 31, 2025, respectively. Revenues recognized for the nine months ended September 30, 2026 and 2025, from amounts included in contract liabilities were $62 million and $72 million, respectively.
Remaining Performance Obligations
Remaining performance obligations (“RPOs”) represent revenues the Company expects to recognize in the future from contracts that are in progress. The Company enters into agreements for the provision of services to water and wastewater facilities for the U.S. military, municipalities and other customers. As of September 30, 2026, the Company’s operation and maintenance (“O&M”) and capital improvement contracts have RPOs. Contracts with the U.S. government for work on various military installations expire between 2050 and 2073 and have RPOs of $7.4 billion as of September 30, 2026, as measured by estimated remaining contract revenue. Such contracts are subject to customary termination provisions held by the U.S. government, prior to the agreed-upon contract expiration. Contracts with municipalities and commercial customers expire between 2031 and 2038 and have RPOs of $512 million as of September 30, 2026, as measured by estimated remaining contract revenue.